BLACKROCK INDEX FUNDS, INC.

iShares Russell 2000 Small-Cap Index Fund

iShares MSCI EAFE International Index Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated February 28, 2020 to the Summary Prospectuses and the

Prospectuses of the Funds, each dated April 30, 2019

Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses for iShares Russell 2000 Small-Cap Index Fund entitled “Key Facts About iShares Russell 2000 Small-Cap Index Fund — Portfolio Managers” and the section of the Prospectuses for iShares Russell 2000 Small-Cap Index Fund entitled “Fund Overview — Key Facts About iShares Russell 2000 Small-Cap Index Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Series Since	Title
Alan Mason	2014	Managing Director of BlackRock, Inc.
Suzanne Henige, CFA	2020	Director of BlackRock, Inc.
Jennifer Hsui, CFA	2016	Managing Director of BlackRock, Inc.
Amy Whitelaw	2019	Managing Director of BlackRock, Inc.
Rachel Aguirre	2016	Managing Director of BlackRock, Inc.

The section of the Summary Prospectuses for iShares MSCI EAFE International Index Fund entitled “Key Facts About iShares MSCI EAFE International Index Fund — Portfolio Managers” and the section of the Prospectuses for iShares MSCI EAFE International Index Fund entitled “Fund Overview — Key Facts About iShares MSCI EAFE International Index Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Alan Mason	2014	Managing Director of BlackRock, Inc.
Suzanne Henige, CFA	2020	Director of BlackRock, Inc.
Jennifer Hsui, CFA	2016	Managing Director of BlackRock, Inc.
Amy Whitelaw	2019	Managing Director of BlackRock, Inc.
Rachel Aguirre	2016	Managing Director of BlackRock, Inc.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Russell 2000 Small-Cap Index Fund — About the Portfolio Management Team of Master Small Cap Index Series” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MASTER SMALL CAP INDEX SERIES
The Series is managed by a team of financial professionals. Alan Mason, Suzanne Henige, CFA, Jennifer Hsui, CFA, Amy Whitelaw and Rachel Aguirre are the portfolio managers of the Series and are jointly and primarily responsible for the day-to-day management of the Series. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — MSCI EAFE International Index Fund — About the Portfolio Management Team of MSCI EAFE International Index Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MSCI EAFE INTERNATIONAL INDEX FUND
The Fund is managed by a team of financial professionals. Alan Mason, Suzanne Henige, CFA, Jennifer Hsui, CFA, Amy Whitelaw and Rachel Aguirre are the portfolio managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of Master Small Cap Index Series and MSCI EAFE International Index Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Corporation’s SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alan Mason	Jointly and primarily responsible for the day-to-day management of the Series’ and the Fund’s portfolio, including setting the Series’ and the Fund’s overall investment strategy and overseeing the management of the Series and the Fund.	2014	Managing Director of BlackRock, Inc. since 2009; Managing Director of Barclays Global Investors (“BGI”) from 2008 to 2009; Principal of BGI from 1996 to 2008.
Suzanne Henige, CFA	Jointly and primarily responsible for the day-to-day management of the Series’ and the Fund’s portfolio, including setting the Series’ and the Fund’s overall investment strategy and overseeing the management of the Series and the Fund.	2020	Director of BlackRock, Inc. since 2016; Vice President of BlackRock, Inc. from 2011 to 2015.
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of the Series’ and the Fund’s portfolio, including setting the Series’ and the Fund’s overall investment strategy and overseeing the management of the Series and the Fund.	2016	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2006 to 2009.
Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of the Series’ and the Fund’s portfolio, including setting the Series’ and the Fund’s overall investment strategy and overseeing the management of the Series and the Fund.	2019	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012; Principal of BGI from 2000 to 2009.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Rachel Aguirre	Jointly and primarily responsible for the day-to-day management of the Series’ and the Fund’s portfolio, including setting the Series’ and the Fund’s overall investment strategy and overseeing the management of the Series and the Fund.	2016	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2012 to 2017; Vice President of BlackRock, Inc. from 2009 to 2011; Principal and Portfolio Manager of BGI from 2005 to 2009.

Shareholders should retain this Supplement for future reference.

PR2-19003-0220SUP

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